UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2006	(3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers 20 Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 101.2%
Consumer Discretionary - 8.6%
Amazon.Com, Inc.*	16,600	[2]	$533,192
eBay, Inc.*	22,600	[2]	640,936
Total Consumer Discretionary			1,174,128
Energy - 2.7%
Baker Hughes, Inc.	5,500		375,100
Financials - 10.5%
Citigroup, Inc.	13,600		675,512
Schwab (Charles) Corp.	42,500		760,750
Total Financials			1,436,262
Health Care - 26.6%
Affymetrix, Inc.*	18,400	[2]	396,704
Amgen, Inc.*	11,300		808,289
Medtronic, Inc.	12,300		571,212
Pfizer, Inc.	20,700		587,052
Teva Pharmaceutical Industries, Ltd., Sponsored ADR*	20,400	[2]	695,436
UnitedHealth Group, Inc.	12,000		590,400
Total Health Care			3,649,093
Industrials - 9.7%
Caterpillar, Inc.	8,600		565,880
ITT Industries, Inc.	8,900		456,303
Rockwell Automation, Inc.	5,400		313,740
Total Industrials			1,335,923
Information Technology - 43.1%
Applied Materials, Inc.	38,000	[2]	673,740
Avid Technology, Inc.*	11,100	[2]	404,262
Broadcom Corp., Class A*	18,300	[2]	555,222
Cisco Systems, Inc.*	39,700		913,100
Cognizant Technology Solutions Corp.*	10,527		779,630
Google, Inc.*	2,000		803,800
Juniper Networks, Inc.*	33,100	[2]	571,968
Maxim Integrated Products, Inc.	19,100	[2]	536,137
QUALCOMM, Inc.	18,600		676,110
Total Information Technology			5,913,969
Total Common Stocks (cost $15,153,744)			13,884,475
Other Investment Companies - 27.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34% [3]	3,703,095		3,703,095
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	87,905		87,905
Total Other Investment Companies (cost $3,791,000)			3,791,000
Total Investments - 128.8% (cost $18,944,744)			17,675,475
Other Assets, less Liabilities - (28.8)%			(3,952,373)
Net Assets - 100.0%			$13,723,102

Managers Mid-Cap Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.9%
Consumer Discretionary - 14.7%
Abercrombie & Fitch Co.	3,600		$250,128
American Eagle Outfitters, Inc.	39,200		1,718,136
AnnTaylor Stores Corp.*	26,300		1,100,918
Autoliv, Inc.	11,500	[2]	633,765
Brinker International, Inc.	13,600		545,224
Circuit City Stores, Inc.	27,400		688,014
Darden Restaurants, Inc.	26,400		1,121,208
Dillard's, Inc., Class A	37,300		1,220,828
Furniture Brands International, Inc.	10,000		190,400
Hasbro, Inc.	16,300		370,825
NetFlix, Inc.*	7,600	[2]	173,128
Payless ShoeSource, Inc.*	39,600		986,040
Polo Ralph Lauren Corp.	6,100		394,609
Rent-A-Center, Inc.*	22,000	[2]	644,380
Scholastic Corp.*	8,200		255,430
Sherwin-Williams Co., The	23,800	[2]	1,327,564
Stanley Works, The	4,600	[2]	229,310
Thor Industries, Inc.	9,800		403,466
Washington Post Co., The	410		302,170
Total Consumer Discretionary			12,555,543
Consumer Staples - 2.1%
Alberto-Culver Co., Class B	2,600		131,534
Energizer Holdings, Inc.*	6,800	[2]	489,532
Hansen Natural Corp.*	13,200	[2]	428,736
Hormel Foods Corp.	8,900		320,222
McCormick & Co.	12,200		463,356
Total Consumer Staples			1,833,380
Energy - 8.5%
Cimarex Energy Co.	23,600	[2]	830,484
ENSCO International, Inc.	11,800	[2]	517,194
Frontier Oil Corp.	25,100		667,158
Overseas Shipholding Group, Inc.	15,700	[2]	969,789
Patterson-UTI Energy, Inc.	70,200	[2]	1,667,952
Tesoro Corp.	23,400		1,356,732
Tidewater, Inc.	20,600	[2]	910,314
Unit Corp.*	7,800		358,566
Total Energy			7,278,189
Financials - 18.9%
A.G. Edwards, Inc.	10,700		570,096
American Financial Group, Inc.	44,000	[2]	2,064,920
AmSouth Bancorporation	26,600	[2]	772,464
Assurant, Inc.	16,200	[2]	865,242
Camden Property Trust	9,900		752,499
CB Richard Ellis Group, Inc.*	37,800	[2]	929,880
CBL & Associates Properties, Inc.	27,000		1,131,570

Managers Mid-Cap Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Shares		Value
Financials (continued)
Compass Bancshares, Inc.	11,400	[2]	$649,572
First Marblehead Corp., The	5,700	[2]	394,782
Highwoods Properties, Inc.	30,200		1,123,742
Indymac Mortgage Holdings, Inc.	7,800	[2]	321,048
Investors Financial Services Corp.	4,100		176,628
Leucadia National Corp.	13,600	[2]	355,912
Mercantile Bankshares Corp.	22,350		810,635
Nationwide Financial Services, Inc.	13,500		649,350
New Plan Excel Realty Trust, Inc.	25,900		700,595
PMI Group, Inc.	22,400		981,344
Radian Group, Inc.	27,500		1,650,000
Raymond James Financial, Inc.	12,100		353,804
W.R. Berkley Corp.	13,900		491,921
Wilmington Trust Corp.	9,200		409,860
Total Financials			16,155,864
Health Care - 10.5%
Applera Corp. - Applied Biosystems Group	41,600	[2]	1,377,376
C.R. Bard, Inc.	6,800		510,000
Charles River Laboratories International, Inc.*	13,000	[2]	564,330
Coventry Health Care, Inc. *	21,525		1,108,968
Endo Pharmaceuticals Holdings, Inc.*	8,300		270,165
Health Net, Inc.*	12,600		548,352
Hillenbrand Industries, Inc.	8,900		507,122
King Pharmaceuticals, Inc.*	15,000	[2]	255,450
Manor Care, Inc.	18,700	[2]	977,636
Millennium Pharmaceuticals, Inc.*	40,400	[2]	401,980
Sierra Health Services, Inc.*	14,400	[2]	544,896
STERIS Corp.	14,600		351,276
Techne Corp.*	26,600		1,352,876
Thermo Electron Corp.*	5,400	[2]	212,382
Total Health Care			8,982,809
Industrials - 15.4%
Armor Holdings, Inc.*	3,200	[2]	183,456
Banta Corp	9,800		466,480
Brink’s Co., The	4,600		244,076
Carlisle Co., Inc.	3,600		302,760
Continental Airlines, Inc. *	17,600	[2]	498,256
Con-way, Inc.	13,300		596,106
Corporate Executive Board Co.	2,500		224,775
Cummins, Inc.	16,400	[2]	1,955,372
EGL, Inc.*	17,900		652,276
Granite Construction, Inc.	8,500		453,475
ITT Educational Services, Inc.*	11,300		749,190
Joy Global, Inc.	31,600		1,188,476
Manpower, Inc.	9,200		563,684
Precision Castparts Corp.	18,000		1,136,880

Managers Mid-Cap Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Shares		Value
Industrials (continued)
R.R. Donnelley & Sons Co.	6,000		$197,760
Republic Services, Inc.	22,000		884,620
Ryder System, Inc.	10,900		563,312
SPX Corp.	5,000	[2]	267,200
Terex Corporation*	28,300		1,279,726
Thomas & Betts Corp.*	15,700		749,047
Total Industrials			13,156,927
Information Technology - 16.1%
Akamai Technologies, Inc.*	10,000	[2]	499,900
Avnet, Inc.*	22,000		431,640
AVX Corp.	10,900		192,821
Avocent Corp.*	15,300		460,836
BMC Software, Inc.*	29,000	[2]	789,380
Cadence Design Systems Inc.*	33,700	[2]	571,552
CommScope, Inc.*	9,000	[2]	295,740
CSG Systems International, Inc.*	13,200	[2]	348,876
Factset Research Systems, Inc.	21,450	[2]	1,041,827
Global Payments, Inc.	19,600		862,596
Ingram Micro, Inc., Class A*	12,000		229,920
Integrated Device Technology, Inc.*	15,800		253,748
Intersil Corp., Class A	51,000		1,252,050
Lam Research Corp. *	23,700	[2]	1,074,321
MEMC Electronic Materials, Inc. *	7,700	[2]	282,051
Mentor Graphics Corp.*	16,400	[2]	230,912
Microchip Technology, Inc.	12,300	[2]	398,766
MoneyGram International, Inc.	14,200		412,652
Omnivision Technologies, Inc.*	25,900		369,593
Palm, Inc.*	39,500	[2]	575,120
Polycom, Inc.*	24,200	[2]	593,626
Sybase, Inc.*	30,900	[2]	749,016
Tellabs, Inc.*	24,800		271,808
Triquint Semiconductor*	36,400		189,280
Vishay Intertechnology, Inc.*	27,100		380,484
Websense, Inc.*	18,200		393,302
Western Digital Corp.*	36,600		662,460
Total Information Technology			13,814,277
Materials - 5.6%
Airgas, Inc.	6,100		220,637
Ashland, Inc.	11,100		707,958
FMC Corp.	22,000		1,409,540
Louisana-Pacific Corp.	39,100		733,907
Steel Dynamics, Inc.	18,300		923,235
United States Steel Corp.	13,600		784,448
Total Materials			4,779,725
Telecommunication Services - 0.4%
Centurytel, Inc.	7,700	[2]	305,459

Managers Mid-Cap Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Shares		Value
Utilities - 7.7%
Allegheny Energy, Inc.*	43,100		$1,731,327
MDU Resources Group, Inc.	53,550		1,196,307
Nicor, Inc.	11,100		474,636
OGE Energy Corp.	34,700		1,253,017
Questar Corp.	15,100	[2]	1,234,727
Wisconsin Energy Corp.	17,100		737,694
Total Utilities			6,627,708
Total Common Stocks (cost $77,008,042)			85,489,881
Other Investment Companies - 27.5%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	22,849,145		22,849,145
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	732,558		732,558
Total Other Investment Companies (cost $23,581,703)			23,581,703
Total Investments - 127.4% (cost $100,589,745)			109,071,584
Other Assets, less Liabilities - (27.4)%			(23,441,557)
Net Assets - 100.0%			$85,630,027

Managers Balanced Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 65.2%
Consumer Discretionary - 7.8%
AnnTaylor Stores Corp.*	1,600		$66,976
Dillard’s, Inc., Class A	2,200		72,006
Gannett Co., Inc.	700		39,781
J.C. Penney Co., Inc.	3,200		218,848
Johnson Controls, Inc.	500		35,870
McDonald’s Corp.	7,300	[2]	285,576
McGraw-Hill Companies, Inc., The	1,600		92,848
Office Depot, Inc.*	3,300		131,010
Omnicom Group, Inc.	2,000		187,200
Rent-A-Center, Inc.*	4,500	[2]	131,805
Sherwin-Williams Co., The	2,200	[2]	122,716
Time Warner, Inc.	13,360		243,553
Walt Disney Co., The	3,500		108,185
Total Consumer Discretionary			1,736,374
Consumer Staples - 5.3%
Altria Group, Inc.	2,220	[2]	169,941
Archer-Daniels-Midland Co.	600		22,728
Kraft Foods, Inc.	3,500	[2]	124,810
Kroger Co.	6,100		141,154
PepsiCo, Inc.	4,400		287,144
Procter & Gamble Co.	5,712		354,030
Reynolds American, Inc.	1,400	[2]	86,758
Total Consumer Staples			1,186,565
Energy - 5.1%
ConocoPhillips Co.	3,700		220,261
Devon Energy Corp.	1,500	[2]	94,725
Exxon Mobil Corp.	3,820		256,322
Marathon Oil Corp.	3,500		269,150
Sunoco, Inc.	2,800		174,132
Tidewater, Inc.	3,100	[2]	136,989
Total Energy			1,151,579
Financials - 14.4%
Assurant, Inc.	2,100	[2]	112,161
AvalonBay Communities, Inc.	600		72,240
Bank of America Corp.	11,800		632,126
CBL & Associates Properties, Inc.	5,000		209,550
Chubb Corp.	3,800		197,448
CIT Group, Inc.	3,400		165,342
Citigroup, Inc.	2,500		124,175
Conseco, Inc.*	8,100		170,019
First Marblehead Corp., The	1,100	[2]	76,186
Goldman Sachs Group, Inc.	2,100		355,257
JPMorgan Chase & Co.	7,648		359,150
Lehman Brothers Holdings, Inc.	400		29,544
Merrill Lynch & Co., Inc.	900		70,398
New Century Financial Corp.	2,500		98,275
PMI Group, Inc.	800		35,048
Principal Financial Group.	2,500	[2]	135,700
Radian Group, Inc.	1,000		60,000
Wachovia Corp.	5,900		329,220
Total Financials			3,231,839

Managers Balanced Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Shares		Value
Health Care - 8.5%
AmerisourceBergen Corp.	2,400	[2]	$108,480
Amgen, Inc.*	500		35,765
Applera Corp. - Applied Biosystems Group	2,900		96,019
Becton, Dickinson & Co.	800		56,536
CIGNA Corp.	2,100		244,272
Coventry Health Care, Inc.*	2,125		109,480
Gilead Sciences, Inc.*	3,500		240,450
Johnson & Johnson	6,480		420,811
King Pharmaceuticals, Inc.*	6,800		115,804
Merck & Co., Inc.	5,100		213,690
Pfizer, Inc.	8,840		250,702
Total Health Care			1,892,009
Industrials - 6.9%
Brink’s Co., The	1,200		63,672
Continental Airlines, Inc.*	1,300	[2]	36,803
CSX Corp.	4,200		137,886
Cummins, Inc.	2,000	[2]	238,460
Dun & Bradstreet Corp.*	700		52,493
Emerson Electric Co.	2,300		192,878
General Electric Co.	5,800		204,740
Northrop Grumman Corp.	4,500		306,315
Raytheon Co.	1,400		67,214
Ryder System, Inc.	1,600		82,688
Textron, Inc.	1,900		166,250
Total Industrials			1,549,399
Information Technology - 10.2%
Advanced Micro Devices, Inc.*	6,600	[2]	164,010
Cisco Systems, Inc.*	11,540		265,420
Citrix Systems, Inc.*	3,400		123,114
Computer Sciences Corp.*	2,200		108,064
Freescale Semiconductor Inc.*	2,900	[2]	110,345
Google, Inc.*	200		80,380
Hewlett-Packard Co.	9,700	[2]	355,893
International Business Machines Corp.	2,200		180,268
Lam Research Corp.*	2,700		122,391
Micron Technology, Inc.*	7,600		132,240
Microsoft Corp.	12,700		347,091
Motorola, Inc.	4,600		115,000
Paychex, Inc.	3,500		128,975
Vishay Intertechnology, Inc.*	3,500	[2]	49,140
Total Information Technology			2,282,331
Materials - 2.0%
Nucor Corp.	2,600		128,674
PPG Industries, Inc.	3,300		221,364
United States Steel Corp.	1,800	[2]	103,824
Total Materials			453,862
Telecommunication Services - 2.3%
BellSouth Corp.	12,100		517,275

Managers Balanced Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description		Shares	Value
Utilities - 2.7%
Edison International		5,700	$237,348
PG&E Corp.		8,600	358,190
Total Utilities			595,538
Total Common Stocks (cost $12,468,236)			14,596,771
		Principal Amount
Corporate Bonds - 24.3%
Asset-Backed Securities - 1.1%
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.184%, 12/15/31		$28,794	29,007
Greenwich Capital Commericial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37		90,000	89,906
GS Mortgage Securities Corp. II Series 2005-GG4, 4.751%, 07/10/39		50,000	48,088
Morgan Stanley Capital I, Series 2005-T19, 4.890%, 06/12/47		75,000	72,764
Total Asset-Backed Securities			239,765
Finance - 3.6%
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15		150,000	145,825
BNP Paribas SA, 10.901%, 06/31/11 (a) [4]	IDR	935,500,000	64,894
Boeing Capital Corp., 4.750%, 08/25/08		25,000	24,837
Developers Diversified Realty, 5.375%, 10/15/12		90,000	89,192
EOP Operating LP, 4.750%, 03/15/14		75,000	71,050
General Motors Acceptance Corp., 8.000%, 11/01/31		105,000	110,090
JP Morgan Chase & Co., 9.753%, 03/28/11(a) [4]	IDR	932,700,000	65,911
Kinder Morgan Finance Co.,
5.700%, 01/05/16		45,000	41,613
6.400%, 01/05/36		35,000	31,437
Kinder Morgan Inc., 5.150%, 03/01/15		10,000	9,000
Toll Brothers Finance Corp., 5.150%, 05/15/15		20,000	17,808
Wells Fargo Co., 5.239%, 05/01/33, (02/01/07) [5]		105,000	106,606
Western Union Co., 5.930%, 10/01/16 (a)		30,000	30,303
Total Finance			808,566
Industrials - 18.9%
Albertson’s, Inc.,
6.625%, 06/01/28		20,000	17,259
7.450%, 08/01/29		85,000	79,157
7.750%, 06/15/26		125,000	119,380
8.000%, 05/01/31		5,000	4,886
American Stores Co., 8.000%, 06/01/26		5,000	5,091
AmeriSourceBergen Corp. 5.875%, 09/15/15		20,000	19,708
AT&T Wireless Services, Inc., 8.750%, 03/01/31		105,000	134,620
AT&T, Inc., 6.150%, 09/15/34		245,000	237,962
Atitibi-Consolidated, Inc., 7.400%, 04/01/18		45,000	37,125
Avnet, Inc.,
6.000%, 09/01/15		25,000	24,435
6.625%, 09/15/16		25,000	25,491
BSKYB Finance UK Plc., 6.500%, 10/15/35 (a)		60,000	58,915
Borden, Inc.,
7.785%, 02/15/23		10,000	8,250
9.200%, 03/15/21		10,000	9,350
Centex Corp., 5.250%, 06/15/15		40,000	37,433
Chesapeake Energy Corp.,
6.375%, 06/15/15		15,000	14,400
6.500%, 08/15/17		115,000	108,388
Comcast Corp.,
5.650%, 06/15/35		175,000	159,304
6.450%, 03/15/37		20,000	20,076
6.500%, 11/15/35		10,000	10,103
Corning Inc.,
6.200%, 03/15/16		60,000	61,483
7.250%, 08/15/36		50,000	53,420
CSC Holdings, Inc., 7.875%, 02/15/18		100,000	104,250

Managers Balanced Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description		Principal Amount	Value
CVS Corp., 6.125%, 08/15/16		$40,000	$41,008
D.R. Horton, Inc.,
5.250%, 02/15/15		15,000	13,718
5.625%, 01/15/16		15,000	13,961
Dow Chemical Co., 7.375%, 11/01/29		75,000	87,841
Georgia-Pacific Corp.,
7.700%, 06/15/15		125,000	125,000
8.000%, 01/15/24		5,000	4,950
8.875%, 05/15/31		10,000	10,450
HCA Inc.,
6.500%, 02/15/16		5,000	4,025
7.050%, 12/01/27		5,000	3,613
7.500%, 12/15/23		10,000	7,804
7.580%, 09/15/25		5,000	3,879
7.690%, 06/15/25		20,000	15,713
7.750%, 07/15/36		5,000	3,898
Hovnanian Enterprises, Inc., 6.250%, 01/15/16		25,000	22,125
Intelsat Corp., 6.875%, 01/15/28		40,000	35,400
Jefferson Smurfit Corp., 7.500%, 06/01/13		45,000	41,738
K. Hovnanian Enterprises, Inc., 7.500%, 05/15/16		50,000	46,938
KB Home, 5.875%, 01/15/15		130,000	117,901
Kroger Co., 7.000%, 05/01/18		140,000	148,610
Lennar Corp., 5.600%, 05/31/15		15,000	14,289
Level 3 Communications, Inc., 11.500%, 03/01/10		75,000	77,438
Lucent Technologies, Inc., 6.450%, 03/15/29		160,000	143,200
Nektar Therapeutics, 3.250%, 09/28/12		15,000	14,738
New England Telephone & Telegraph Co., 7.875%, 11/15/29		15,000	16,325
News America, Inc., 7.280%, 06/30/28		75,000	80,061
NGC Corp. Capital Trust, 8.316%, 06/01/27		85,000	77,775
Nortel Networks Corp., 10.125%, 07/15/13 (a)		100,000	106,000
ONEOK Partners, L.P., 6.150%, 10/01/16		25,000	25,282
Pioneer Natural Resources USA, Inc., 5.875%, 07/15/16		65,000	61,192
Pulte Homes, Inc.,
5.200%, 02/15/15		30,000	28,139
6.000%, 02/15/35		70,000	63,315
6.375%, 05/15/33		35,000	32,852
Qwest Corp.,
6.875%, 09/15/33		85,000	77,988
7.500%, 10/01/14 (a)		55,000	57,063
7.500%, 06/15/23		25,000	24,875
Shaw Communications, Inc., 6.150%, 05/09/16	CAD	80,000	71,301
Smithfield Foods, Inc., 7.750%, 05/15/13, Series B		25,000	25,875
Southern Natural Gas Co., 8.875%, 03/15/10		70,000	73,757
Sprint Capital Corp., 6.875%, 11/15/28		130,000	132,124
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		10,000	10,010
Time Warner, Inc.,
6.625%, 05/15/29		75,000	75,203
6.950%, 01/15/28		35,000	36,178
Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16 (a)		55,000	54,656
United Rentals NA, Inc., 7.000%, 02/15/14		75,000	70,875
US West Communications, Inc., 7.250%, 09/15/25		75,000	73,031
Verizon Global Funding Corp., 5.850%, 09/15/35		80,000	75,627
Verizon New York, Inc., 7.375%, 04/01/32		35,000	36,589
Viacom, Inc., 6.875%, 04/30/36 (a)		30,000	29,750
Walt Disney Co., The, 7.000%, 03/01/32		75,000	86,937
WellPoint Inc.,
5.000%, 12/15/14		25,000	24,206
5.850%, 01/15/36		115,000	111,926
Xerox Corp., 6.400%, 03/15/16		162,000	162,000
XTO Energy Inc., 5.300%, 06/30/15		80,000	77,734
Total Industrials			4,227,369

Managers Balanced Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description		Principal Amount	Value
Utilities - 0.7%
Dynergy Holdings, Inc.,
7.125%, 05/15/18		$40,000	$36,800
7.625%, 10/15/26		10,000	9,175
Exelon Generation Co. LLC, 5.350%, 01/15/14		75,000	73,981
Methanex Corp., 6.000%, 08/15/15		45,000	43,153
Total Utilities			163,109
Total Corporate Bonds (cost $5,352,204)			5,438,809
Foreign Government and Agency Obligations- 2.3%
Argentina, Republic of, 2.000%, 09/30/14 [6]	ARS	130,000	43,560
Barclays Financial LLC., 4.440%, 03/23/09, (12/23/06) (a) [5]	KRW	160,900,000	169,997
General Electric Capital Corp., 6.500%, 09/28/15	NZD	190,000	121,395
Kingdom of Norway, 5.500%, 05/15/09	NOK	140,000	22,272
Mexican Fixed Rate Bond, 8.000%, 12/17/15	MXN	500,000	44,852
Norwegian Government, 6.000%, 05/16/11	NOK	60,000	9,963
Republic of Brazil, 12.500%, 01/05/22	BRL	250,000	112,916
Total Foreign Government and Agency Obligations (cost $509,792)			524,955
Municipal Bonds - 0.2%
MI Tobacco Settlement, 7.309%, 06/01/34 (cost $34,998)		35,000	36,207
U.S. Government Obligations - 6.0%
USTB, 3.875%, 05/15/09		300,000	294,563
USTB, 4.000%, 02/15/15		85,000	81,391
USTB, 4.500%, 08/15/14		25,000	24,401
USTB, 4.500%, 02/15/36		175,000	167,740
USTB, 4.750%, 05/15/14		165,000	166,450
USTB, 5.250%, 11/15/28		175,000	185,063
USTN, 2.500%, 10/31/06		420,000	419,311
Total U.S. Government Obligations (cost $1,345,378)			1,338,919

		Shares
Preferred Stock - 0.2%
Newell Financial Trust I, 5.250% (cost $39,878)		925	42,550
Other Investment Companies - 12.2% [1]
Bank of New York Institutional Cash Reserves Fund, 5.34% [3]		2,323,687	2,323,687
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%		401,382	401,382
Total Other Investment Companies (cost $2,725,069)			2,725,069
Total Investments - 110.4% (cost $22,475,555)			24,703,280
Other Assets, less Liabilities - (10.4)%			(2,334,330)
Net Assets - 100.0%			$22,368,950

Managers High Yield Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 95.1%
Finance - 17.2%
AAC Group Holding Corp., 9.857%, 10/01/12 (b) [4]	$140,000		$116,900
Alamosa Delaware, Inc., 11.000%, 07/31/10	487,000		534,483
Alliance Laundry Corp., 8.500%, 01/15/13	260,000	[2]	255,450
Arch Western Finance, LLC, 6.750%, 07/01/13	655,000		632,074
El Paso Production Holding, 7.750%, 06/01/13	90,000		92,475
Ford Motor Credit Co.
6.944%, 01/15/10, (01/16/07) [5]	520,000		490,791
7.000%, 10/01/13	520,000		483,123
7.250%, 10/25/11	90,000		84,964
9.824%, 04/15/12, (01/16/07) [5]	75,000		78,581
General Motors Acceptance Corp., 6.875%, 08/28/12	1,070,000		1,060,353
HCA, Inc.
6.750%, 07/15/13	825,000		700,219
8.750%, 09/01/10	35,000		35,438
Host Marriott LP, 6.750%, 06/01/16	500,000		495,625
Inergy LP, 6.875%, 12/15/14	60,000		57,750
ITT Corp., 7.375%, 11/15/15	105,000		106,838
Jacuzzi Brands, Inc., 9.625%, 07/01/10	500,000		532,500
Nell AF Sarl, 8.375%, 08/15/15 (a)	235,000	[2]	234,412
Nexstar Finance Holdings, Inc., 11.526%, 04/01/13 (b) [4]	200,000		168,000
Playtex Products, Inc., 9.375%, 06/01/11	535,000		561,750
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	100,000	[2]	107,500
Rayovac Corp., 8.500%, 10/01/13	390,000	[2]	339,300
Rogers Wireless, Inc., 9.625%, 05/01/11	270,000		306,450
Rouse Co., The, 6.750%, 05/01/13 (a)	250,000		251,086
Service Corp. International, 7.700%, 04/15/09	120,000		126,900
Sun Media Corp., 7.625%, 02/15/13	275,000		279,125
Trains HY-1-2006, 7.548%, 05/01/16 (a)	100,000	[2]	100,214
TRW Automotive, Inc., 9.375%, 02/15/13	455,000		486,850
UGS Corp., 10.000%, 06/01/12	275,000		298,375
Total Finance			9,017,526
Industrials - 74.4%
Acco Brands Corp., 7.625%, 08/15/15	525,000	[2]	510,563
Advanced Micro Devices, Inc., 7.750%, 11/01/12	170,000		172,975
AEP Industries, Inc., 7.875%, 03/15/13	115,000		115,575
AES Corporation, 8.875%, 02/15/11	250,000		268,750
Ainsworth Lumber Co. Ltd
7.250%, 10/01/12	75,000	[2]	55,875
6.750%, 03/15/14	240,000		169,200
AirGate PCS, Inc., 9.124%, 10/15/11, (10/15/06) [5]	250,000		256,875
Allied Waste North America, Inc.
5.750%, 02/15/11	265,000	[2]	255,394
7.250%, 03/15/15	150,000	[2]	149,625
7.375%, 04/15/14	100,000	[2]	99,000
American Tower Corp., 7.125%, 10/15/08	185,000		190,550
Ames True Temper, Inc., 9.374%, 01/15/12, (01/16/07) [5]	340,000		343,400
ArvinMeritor, Inc., 8.750%, 03/01/12	200,000	[2]	192,500
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	170,000	[2]	177,650
Ball Corp.
6.625%, 03/15/18	210,000		206,850
6.875%, 12/15/12	105,000		106,313

Managers High Yield Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrials (continued)
Beazer Homes USA
6.500%, 11/15/13	$250,000	[2]	$226,874
6.875%, 07/15/15	210,000		191,100
8.375%, 04/15/12	180,000		180,000
Brookstone Co., Inc. , 12.000%, 10/15/12	200,000		183,000
Cablevision Systems Corp., 8.000%, 04/15/12	275,000	[2]	279,812
CCO Holdings, LLC, 8.750%, 11/15/13	200,000		202,250
Celestica, Inc., 7.875%, 07/01/11	125,000	[2]	126,250
Charter Communications Holdings II, 10.250%, 09/15/10	645,000		661,125
Chesapeake Energy Corp.
6.500%, 08/15/17	445,000		419,413
7.000%, 08/15/14	275,000		273,280
Citizens Communications Co., 6.250%, 01/15/13	175,000		171,063
CMS Energy Corp., 7.750%, 08/01/10	55,000	[2]	58,025
Consolidated Communications Holdings, Inc., 9.750%, 04/01/12	369,000		391,140
Constellation Brands, Inc., 7.125%, 09/01/16	360,000		365,850
Corrections Corp. of America
6.250%, 03/15/13	420,000		413,700
6.750%, 01/31/14	90,000	[2]	90,450
Covalence Specialty Materials Corp., 10.250%, 03/01/16 (a)	170,000		165,750
Crown Americas LLC, 7.750%, 11/15/15	365,000	[2]	371,387
D.R. Horton, Inc., 5.625%, 09/15/24	375,000		354,107
Dean Foods Co., 7.000%, 06/01/16	385,000		386,925
Del Laboratories, Inc.
8.000%, 02/01/12	270,000	[2]	238,275
10.489%, 11/01/11, (02/01/07) [5]	145,000	[2]	150,800
Denbury Resources, Inc., 7.500%, 04/01/13	335,000		336,674
Dex Media, Inc., 8.636%, 11/15/13 (b) [4]	795,000		673,762
Digicel Ltd., 9.250%, 09/01/12 (a)	250,000		260,625
DirectTV Holdings/Finance, 6.375%, 06/15/15	770,000		727,650
Dobson Cellular Systems, Inc., 9.875%, 11/01/12	115,000		123,913
Dobson Communications Corp.
9.624%, 10/15/12, (01/15/07) [5]	235,000		240,875
8.875%, 10/01/13	210,000	[2]	209,213
EchoStar DBS Corp.
6.375%, 10/01/11	45,000		43,931
7.125%, 02/01/16 (a)	730,000		709,013
Extendicare Health Services, Inc., 6.875%, 05/01/14	400,000		430,000
Flextronics International Ltd., 1.000%, 08/01/10	225,000	[2]	231,469
FMG Finance Pty, Ltd., 10.625%, 09/01/16 (a)	325,000	[2]	313,625
Fresenius Medical Care Capital Trust II
7.875%, 02/01/08	470,000		479,400
7.875%, 06/15/11	75,000		77,344
Georgia-Pacific Corp., 7.700%, 06/15/15	610,000	[2]	610,000
Goodman Global Holding Company, Inc., 7.875%, 12/15/12	270,000	[2]	258,525
Graham Packaging Co., L.P., 9.875%, 10/15/14	475,000	[2]	469,063
Gregg Appliances Inc., 9.000%, 02/01/13	395,000		362,413
Hanover Compressor Co., 9.000%, 06/01/14	310,000		330,150
HCA, Inc.,
5.500%, 12/01/09	70,000		70,263
6.500%, 02/15/16	140,000	[2]	112,700
Houghton Mifflin Co., 9.875%, 02/01/13	210,000		223,125
Huntsman LLC, 11.500%, 07/15/12	245,000		279,912
Ineos Group Holdings PLC, 8.500%, 02/15/16 (a)	245,000	[2]	234,588

Managers High Yield Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrials (continued)
Inergy Finance, 8.250%, 03/01/16	$115,000	[2]	$119,600
Insight Communications Co., Inc., 12.250%, 02/15/11 (b)	310,000		329,375
Intelsat Bermuda Ltd., 11.250%, 06/15/16 (a)	420,000		448,350
Intelsat Ltd., 10.484%, 01/15/12, (01/15/07) [5]	215,000		219,031
Interline Brands, Inc., 8.250%, 06/15/14	145,000		147,538
iPCS, Inc., 11.500%, 05/01/12	700,000		787,500
Iron Mountain Inc.
6.625%, 01/01/16	315,000		297,675
7.750%, 01/15/15	325,000		326,624
IWO Holdings, Inc., 9.124%, 01/15/12, (01/15/07) [5]	220,000		227,150
JARDEN Corp., 9.750%, 05/01/12	380,000	[2]	402,800
Jefferson Smurfit Corp., 7.500%, 06/01/13	255,000	[2]	236,513
L-3 Communications Corp.
5.875%, 01/15/15	265,000		253,075
6.125%, 07/15/13	365,000	[2]	356,788
LodgeNet Entertainment Corp., 9.500%, 06/15/13	150,000		161,250
Lyondell Chemical Co.
8.000%, 09/15/14	30,000		30,525
8.250%, 09/15/16	135,000		137,700
10.500%, 06/01/13	585,000	[2]	646,424
Mandalay Resort Group, 7.625%, 07/15/13	100,000		99,250
MGM Mirage Inc.
5.875%, 02/27/14	5,000	[2]	4,656
6.750%, 09/01/12	210,000		208,163
6.750%, 04/01/13	835,000		824,563
Nalco Company
7.750%, 11/15/11	185,000		189,625
8.875%, 11/15/13	250,000	[2]	261,875
Newfield Exploration Co., 6.625%, 04/15/16	170,000		166,175
Nordic Telephone Co., Holdings, 8.875%, 05/01/16 (a)	240,000	[2]	253,500
Novelis, Inc., 7.250%, 02/15/15 (a)	335,000	[2]	319,925
Owens-Brockway Glass Container Inc.
6.750%, 12/01/14	65,000	[2]	62,075
8.250%, 05/15/13	365,000	[2]	375,950
P.H. Glatfelter Co., 7.125%, 05/01/16 (a)	215,000	[2]	210,719
Packaging Dynamics, Inc., 10.000%, 05/01/16 (a)	95,000		96,425
Penhall International, 12.000%, 08/01/14 (a)	75,000	[2]	78,938
PetroHawk Energy Corp., 9.125%, 07/15/13 (a)	225,000	[2]	227,250
PolyOne Corp., 8.875%, 05/01/12	355,000	[2]	360,325
Quebecor World, Inc., 8.750%, 03/15/16 (a)	240,000	[2]	232,200
Qwest Communications International, Inc., 8.905%, 02/15/09, (11/15/06) [5]	400,000		409,500
Qwest Corp.
7.500%, 10/01/14 (a)	110,000		114,125
8.875%, 03/15/12	165,000		180,881
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000		320,450
Rockwood Specialties Group, 7.500%, 11/15/14	165,000	[2]	163,350
Rogers Wireless, Inc., 6.375%, 03/01/14	220,000		220,275
Rural Cellular Corp., 8.250%, 03/15/12	305,000		315,675
Sealy Mattress Co., 8.250%, 06/15/04	435,000		445,875
Serena Software, Inc., 10.375%, 03/15/16	230,000	[2]	242,075
Service Corp. International
7.375%, 10/01/14 (a)	300,000		303,374
7.625%, 10/01/18 (a)	110,000		111,238
7.700%, 04/15/09	120,000		123,750

Managers High Yield Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrials (continued)
Simmons Co., 10.000%, 12/15/14 (b)	$525,000		$376,688
Sonat Inc., 7.625%, 07/15/11	480,000		494,400
Spectrum Brands, Inc., 7.375%, 02/01/15	405,000	[2]	326,025
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	145,000	[2]	142,825
Stewart Enterprises, Inc., 6.250%, 02/15/13	415,000		385,950
Sunguard Data Systems, Inc., 10.250%, 08/15/15	530,000	[2]	548,550
Sunstate Equipment Co., 10.500%, 04/01/13 (a)	290,000		302,325
TDS Investor Corp.
9.875%, 09/01/14 (a)	160,000	[2]	155,200
10.023%, 09/01/14, (12/01/06) (a) [5]	65,000		62,725
11.875%, 09/01/16 (a)	105,000	[2]	101,325
Tenet Healthcare Corp., 9.250%, 01/01/15	460,000		445,050
Tenneco Automotive Inc., 8.625%, 11/15/14	400,000	[2]	397,000
Terex Corp., 7.375%, 01/15/14	380,000		383,800
Terra Capital, Inc., 12.875%, 10/15/08	370,000		415,325
Triad Hospitals, Inc., 7.000%, 11/15/13	405,000	[2]	395,381
Ubiquitel Opertating Co., 9.875%, 03/01/11	205,000		223,450
UGS Capital Corp., 10.380%, 06/01/11 (a)	390,000		397,800
Unisys Corp., 8.000%, 10/15/12	165,000	[2]	155,100
United Components, Inc., 9.375%, 06/15/13	220,000		218,900
United Rentals (North America), Inc., 6.500%, 02/15/12	315,000		305,550
Vail Resorts, Inc., 6.750%, 02/15/14	305,000		299,663
Vertis Inc., 9.750%, 04/01/09	190,000		192,613
Videotron Ltee, 6.875%, 01/15/14	510,000		504,900
Visant Holding Corp., 9.729%, 12/01/13 (b) [4]	800,000	[2]	664,000
Warner Music Group, 7.375%, 04/15/14	145,000		142,100
Whitting Petroleum Corp., 7.000%, 02/01/14	200,000	[2]	196,000
Williams Companies, Inc., The 8.125%, 03/15/12	225,000		241,313
Williams Partners LP, 7.500%, 06/15/11 (a)	100,000		100,750
Wind Acquisition Fin SA, 10.750%, 12/01/15 (a)	350,000	[2]	388,063
Windstream Corp.
8.125%, 08/01/13 (a)	60,000		63,975
8.625%, 08/01/16 (a)	245,000		263,375
WMG Holdings Corp., 9.352%, 12/15/14 (b) [4]	571,000		428,250
Xerox Corp.
6.400%, 03/15/16	205,000	[2]	205,000
6.750%, 02/01/17	135,000		137,700
Total Industrials			39,091,075
Utility - 3.5%
CMS Energy Co., 7.500%, 01/15/09	100,000		103,500
Hertz Corporation, 8.875%, 01/01/14 (a)	265,000		278,912
Midwest Generation, LLC, 8.750%, 05/01/34	265,000		284,212
Mirant North American LLC, 7.375%, 12/31/13	255,000		256,594
NRG Energy, Inc. 7.250%, 02/01/14	235,000		233,825
Select Medical Corp., 7.625%, 02/01/15	365,000	[2]	309,338
Sierra Pacific Resources, 8.625%, 03/15/14	325,000		352,533
Total Utility			1,818,914
Total Corporate Bonds (cost $50,157,365)			49,927,515

Common Stock - 0.4%	Shares
Chemicals - 0.4%
Huntsman Corp. (cost $94,073)	12,603		229,376

Managers High Yield Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Shares	Value
Other Investment Companies - 28.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	13,327,942	$13,327,942
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	1,689,092	1,689,092
Total Other Investment Companies (cost $15,017,034)		15,017,034
Total Investments - 124.1% (cost $65,268,472)		65,173,925
Other Assets, less Liabilities - (24.1)%		(12,666,023)
Net Assets - 100.0%		$52,507,902

Managers Fixed Income Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 78.7%
Asset-Backed Security - 3.9%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34		$265,000		$262,413
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		27,948		27,552
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16		478,527		490,178
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		427,696		424,509
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2, 6.180%, 8/15/33		180,551		181,806
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000		335,527
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		633,864		650,362
Morgan Stanley Dean Witter Capital Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33		86,076		86,711
Total Asset-Backed Security				2,459,058
Finance - 31.0%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	1,000,000		612,326
Bank of American Capital Trust, 5.625%, 03/08/35		295,000		274,296
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	6,000,000		152,692
Boeing Capital Corp., 4.750%, 08/25/08		230,000		228,498
Cardinal Health, Inc., 4.000%, 06/15/15		320,000		283,988
Citigroup, Inc., 3.500%, 02/01/08		250,000		244,734
Clear Channel Communications, Inc., 6.625%, 06/15/08		191,000		193,571
Coca-Cola HBC Finance BV, 5.125%, 09/17/13		265,000		262,263
Colonial Realty L.P.
4.800%, 04/01/11		625,000		601,418
5.500%, 10/01/15		190,000	[2]	185,458
Cox Enterprises, Inc., 4.375%, 05/01/08 (a)		410,000		402,446
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		193,426
Equity One, Inc., 3.875%, 04/15/09		150,000		144,188
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)		485,000		472,649
Ford Motor Credit Co.
7.000%, 10/01/13		125,000		116,135
9.750%, 09/15/10 (a)		309,000		319,293
GMAC
6.243%, 03/20/07, (11/20/06)[5]		500,000		498,380
6.125%, 08/28/07		450,000		449,456
HCA, Inc., 8.750%, 09/01/10		625,000		632,813
Health Care, Inc., 7.500%, 08/15/07		67,000		67,554
Highwoods Properties, Inc., 7.500%, 04/15/18		350,000		386,875
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		489,464
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,224,718
John Hancock Financial Services, Inc., 5.625%, 12/01/08		500,000		504,929
JPMorgan Chase & Co., 4.000%, 02/01/08		350,000		344,391
Kinder Morgan Finance Co.
5.150%, 03/01/15		75,000	[2]	67,502
5.700%, 01/05/16		165,000		152,580
6.400%, 01/05/36		15,000		13,473
Korea Development Bank, 3.875%, 03/02/09		425,000		411,640
Lehman Brothers Holdings, 3.600%, 03/13/09		150,000	[2]	144,902
Liberty Media Corp., 5.700%, 05/15/13		190,000		180,238
Mack-Cali Realty L.P., 7.250%, 03/15/09		250,000		259,571
Marsh & McLennan Companies, 5.875%, 08/01/33		670,000		615,108
Medco Health Solutions, 7.250%, 08/15/13		420,000		456,480
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		650,000		635,174

Managers Fixed Income Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Finance (continued)
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)	$620,000		$657,426
News America, Inc., 7.625%, 11/30/28	460,000		508,736
Rubbermaid, Inc., 6.600%, 11/15/06	152,000		152,094
Sovereign Bank, 5.125%, 03/15/13	335,000		328,460
Tele-Communications, Inc., 9.800%, 02/01/12	350,000		413,851
Texas Eastern Transmission, 7.000%, 07/15/32	255,000		286,576
TGT Pipeline llc, 5.200%, 06/01/18	465,000		439,488
The Ryland Group, Inc., 5.375%, 06/01/08	440,000		436,746
Time Warner, Inc., 7.700%, 05/01/32	685,000		767,232
Toll Brothers Finance Corp., 5.150%, 05/15/15	555,000	[2]	494,160
Transamerica Corp., 6.750%, 11/15/06	85,000		85,113
Travelers Property Casualty Corp., 6.375%, 03/15/33	330,000		337,230
Wells Fargo Co., 5.239%, 05/01/33, (02/01/07)[5]	1,175,000	[2]	1,192,978
XL Capital (Europe) PLC, 6.500%, 01/15/12	105,000	[2]	109,646
Total Finance			19,432,365
Industrials - 36.9%
Albertson’s Inc., 7.750%, 06/15/26	175,000		167,134
Anadarko Petroleum Corp.
5.950%, 09/15/06	485,000		491,710
6.450%, 09/15/36	360,000		368,945
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000		397,449
AT&T, Inc.
6.150%, 09/15/34	185,000	[2]	179,686
6.500%, 03/15/29	775,000		766,757
Avnet, Inc.
2.000%, 03/15/34	90,000		86,175
6.000%, 09/01/15	615,000	[2]	601,094
6.625%, 09/15/16	140,000	[2]	142,747
BellSouth Corp., 6.000%, 11/15/34	990,000	[2]	932,318
Bowater, Inc., 6.500%, 06/15/13	170,000		151,725
Bristol-Myers Squibb, 4.890%, 09/15/23, (12/15/06)[5]	910,000	[2]	916,188
Charter Communications Inc., 8.000%, 04/30/12 (a)	245,000	[2]	248,063
Chartered Semiconductor, 6.250%, 04/04/13	715,000		713,004
Comcast Corp.
5.650%, 06/15/35	235,000		213,923
6.450%, 03/15/37	815,000		818,104
6.500%, 11/15/35	405,000		409,155
Corning, Inc., 6.850%, 03/01/29	600,000		630,018
D.R. Horton, Inc., 5.250%, 02/15/15	420,000		384,090
Desarrolladora Homex S.A. de C.V., 7.500%, 09/28/15	245,000		241,325
Georgia-Pacific Corp.
7.700%, 06/15/15	315,000	[2]	315,000
8.875%, 05/15/31	180,000		188,100
HCA, Inc., 7.050%, 12/01/27	750,000		541,961
International Paper Co.
4.000%, 04/01/10	300,000		288,038
4.250%, 01/15/09	300,000		293,300
Kroger Co., 7.000%, 05/01/18	460,000		488,289
Lennar Corp.
5.600%, 05/31/15	400,000	[2]	381,038
6.500%, 04/15/16 (a)	280,000	[2]	282,006

Managers Fixed Income Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description		Principal Amount		Value
Industrials (continued)
Lubrizol, Corp., 6.500%, 10/01/34		$750,000		$758,234
Missouri Pacific Railroad, 5.000%, 01/01/45		200,000		160,723
New England Telephone & Telegraph Co., 7.875%, 11/15/29		95,000		103,394
News America, Inc.
6.200%, 12/15/34		350,000		335,377
6.400%, 12/15/35		425,000		418,169
7.280%, 06/30/28		225,000		240,183
Owens & Minor, Inc., 6.350%, 04/15/16		125,000		126,286
Pulte Homes, Inc.
5.200%, 02/15/15		405,000		379,880
6.000%, 02/15/35		1,265,000	[2]	1,144,201
6.375%, 05/15/33		465,000		436,463
Qantas Airways Ltd., 6.050%, 04/15/16 (a)		1,500,000	[2]	1,510,212
Qwest Capital Funding
7.250%, 02/15/11		490,000	[2]	492,450
7.625%, 08/03/21		350,000		340,812
Qwest Corp., 6.875%, 09/15/33		20,000		18,350
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		600,000		646,115
Telefonica Emisiones SAU, 7.045%, 06/20/16		1,475,000		1,561,599
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		240,000		240,231
Time Warner, Inc.
6.625%, 05/15/29		270,000	[2]	270,730
6.950%, 01/15/28		120,000		124,037
7.625%, 04/15/31		80,000		88,631
Verizon Global Funding Corp., 5.850%, 09/15/35		1,095,000	[2]	1,035,140
Verizon Maryland, Inc., 5.125%, 06/15/33		115,000		93,570
Verizon New York, Inc., 7.375%, 04/01/32		195,000		203,851
Viacom, Inc., 6.875%, 04/30/36 (a)		470,000		466,091
Walt Disney Co., The, 7.000%, 03/01/32		190,000	[2]	220,240
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		65,000		59,800
Total Industrials				23,112,111
Utility - 6.9%
Cilcorp, Inc., 8.700%, 10/15/09		315,000		342,851
Commonwealth Edison
4.700%, 04/15/15		510,000	[2]	477,288
5.875%, 02/01/33		620,000		608,059
Dominion Resources, Inc., 5.950%, 06/15/35		90,000	[2]	87,684
El Paso Corp., 6.950%, 06/01/28		165,000		155,925
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		900,000		1,000,703
FirstEnergy Corp., Series C, 7.375%, 11/15/31		715,000		829,186
KN Capital Trust III, 7.630%, 04/15/28		10,000		9,387
Methanex Corp., 6.000%, 08/15/15		320,000		306,866
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		504,588
Total Utility				4,322,537
Total Corporate Bonds (cost $48,736,994)				49,326,071
Foreign Government Obligations - 3.7%
Canadian Government, 4.500%, 09/01/07	CAD	1,000,000		898,170
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		304,603
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000		1,136,147
Total Foreign Government Obligations (cost $2,015,130)				2,338,920
U.S. Government and Agency Obligations - 9.8%
U.S. Government Agency Obligations - 1.2%
FNMA, 2.290%, 02/19/09	SGD	700,000		428,810
Freddie Mac Corp., 3.220%, 06/20/07	SGD	500,000		313,850
Total U.S. Government Agency Obligations				742,660

Managers Fixed Income Fund

September 30, 2006

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
U.S. Treasuries - 8.6%
USTB, 4.500%, 09/30/11	$1,500,000		$1,494,728
USTB, 4.750%, 05/15/14	835,000	[2]	842,340
USTB, 5.375%, 02/15/31	2,415,000	[2]	2,609,144
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14	484,497		475,394
Total U.S. Treasuries			5,421,606
Total U.S. Government and Agency Obligations (cost $5,976,652)			6,164,266
Municipal Bonds - 1.5%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09	125,000		128,374
Eufaula Alabama, Series C, 4.000%, 08/15/12	410,000		395,535
MI Tobacco Settlement, 7.309%, 06/01/34	405,000		418,964
Total Municipal Bonds (cost $936,442)			942,873

Preferred Stock - 1.9%	Shares
Newell Financial Trust I, 5.250%	13,455		618,930
Travelers Property Casualty Corp., 4.500%, 04/15/32	22,000		541,640
Total Preferred Stock (cost $1,074,012)			1,160,570
Other Investment Companies - 26.6% [1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	13,142,887		13,142,887
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	3,505,289		3,505,289
Total Other Investment Companies (cost $16,648,176)			16,648,176
Total Investments - 122.2% (cost $75,387,406)			76,580,876
Other Assets, less Liabilities - (22.2)%			(13,911,448)
Net Assets - 100.0%			$62,669,428

Notes to the Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
20 Fund	$18,963,051	$1,276,082	($2,563,658)	($1,287,576)
Mid-Cap	100,616,238	11,061,011	(2,605,665)	8,455,346
Balanced	22,502,265	2,443,466	(242,451)	2,201,015
High Yield	65,431,604	802,384	(1,060,063)	(257,679)
Fixed Income	75,455,581	1,903,392	(778,097)	1,125,295

*	Non-income-producing security.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2006, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Balanced	$637,489	2.8%
High Yield	7,528,232	14.3%
Fixed Income	5,769,319	9.2%

(b)	High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its September 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2006, amounting to:

Fund	Value	% of Net Assets
20 Fund	$3,615,539	26.3%
Mid-Cap	22,172,786	25.9%
Balanced	2,263,873	10.1%
High Yield	12,991,605	24.7%
Fixed Income	12,835,430	20.5%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Represents yield to maturity at September 30, 2006.
[5]	Floating rate security. The rate listed is as of September 30, 2006. Date in parenthesis represents the securities next coupon rate reset.
[6]	Variable rate security. The rate listed is as of September 30, 2006 and is periodically reset subject to terms and conditions set forth in the debenture.

Investments Definitions and Abbreviations:

FHLMC: Federal Home Loan Mortgage Corp.	USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association	USTN: United States Treasury Note
GMAC: General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate par values shown in currencies other than the U.S. dollar (USD):

ARS	:	Argentine Peso	NOK	:	Norwegian Krone
BRL	:	Brazilian Real	NZD	:	New Zealand Dollar
CAD	:	Canadian Dollar	SGD	:	Singapore Dollar
IDR	:	Indonesian Rupiah	THB	:	Thailand Baht
MXN	:	Mexican Peso	KRW	:	South Korean Won

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II
By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President
Date: November 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President
Date: November 6, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer
Date: November 6, 2006